RELATED PARTY BALANCES AND TRANSACTIONS - Disclosure of information about key management personnel (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Payroll and related expenses		$ 2,377	$ 2,005
Share-based compensation		5,700	2,791
Professional fees	[1]	$ 1,029	$ 1,391

[1]	Includes payments to shareholders for the years ended 2021 and 2020 of $455 and $534, respectively.